Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Basis of Preparation of the Financial Statements
Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance with IFRS

The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.

The financial statements were authorized for issue by the company’s board of directors on March 24, 2022.

B.	Functional currency and presentation currency

The NIS is the currency that represents the primary economic environment in which the Company and its Israeli subsidiary operate, and is therefore the functional currency of their operations. The Euro is the currency that represents the primary economic environment in which the Company’s European subsidiaries operate, and is therefore the functional currency of their operations.  Nonetheless, for reporting purposes, the consolidated financial statements, which were prepared on the basis of the functional currencies, were translated into US Dollars, which the Company selected as its presentation currency, as its securities are traded on the Nasdaq Capital Markets, and in order to make the Company’s financial statements more accessible to U.S.-  based investors.

Assets and liabilities were translated at the exchange rate of the end of the period; expenses and income were translated at the exchange rate at the time they were generated. Exchange rate differentials generated due to such translation are attributed to the Currency translation differences reserve.

Currency	USD - ILS			USD - EUR
Period	2021	2020	2019	2021
December 31	3.110	3.215	3.446	0.883
Year Average	3.230	3.479	3.442	0.845

C.	Basis of Measurement

The financial statements have been prepared on the historical cost basis except for provisions.

For further information regarding the measurement of these liabilities, see Note 3 regarding significant accounting policies.

D.	Operating Cycle

The Company’s operating cycle is one year.

E.	Use of Estimates and Judgments

Use of estimates

The preparation of financial statements in conformity with IFRS requires the Company’s management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Company’s financial statements requires that the Company’s management makes assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Further information about the assumptions that were used to determine fair value is included in the following notes:

•          Note 6, on other investments;
•          Note 10, on share-based payments;
•          Note 16, on intangible assets;

Determination of fair value

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•          Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•          Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
•          Level 3: inputs that are not based on observable market data (unobservable inputs).